feb09cw
                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Cabot-Wellington, LLC
Address:  70 Federal Street, 7th Floor
          Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   R. Angus West
Title:  Executive Director
Phone:  (617) 451-1744

Signature, Place and Date of Signing:

 /s/ R. Angus West                 Boston, MA                February 12. 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:  231,827


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                          FORM 13F INFORMATION TABLE
       COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7              COLUMN 8
                       TITLE OF             VALUE    SHARES OR    SH/   PUT/ INVESTMENT   OTHER            VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X$1000)   PRN AMT     PRN   CALL DISCRETION  MANAGERS   SOLE        SHARED       NONE
Sample Company            COM                                   SH         SOLE       NONE      0

CABOT                     COM   127055101    25143     631897   SH         SOLE       NONE      25143
CABOT OIL & GAS           COM   127097103    31144     626135   SH         SOLE       NONE      31144
ORACLE                    COM   68389X105    10709     321395   SH         SOLE       NONE      10709
EMC                       COM   268648102     7356     290735   SH         SOLE       NONE       7356
SPDR DB INTL GOVT IN      COM   78464A490    16192     254834   SH         SOLE       NONE      16192
ITAU UNIBANCO BM ADR      COM   465562106     3944     239640   SH         SOLE       NONE       3944
GOLAR LNG                 COM   G9456A100     8543     232284   SH         SOLE       NONE       8543
ENTERPRISE PRODUCTS       COM   293792107    10584     211347   SH         SOLE       NONE      10584
TEVA PHARM ADR            COM   881624209     7872     210814   SH         SOLE       NONE       7872
MAGELLAN MIDSTRM PRT      COM   559080106     8149     188684   SH         SOLE       NONE       8149
ABBOTT LABORATORIES       COM   002824100     9944     151815   SH         SOLE       NONE       9944
GILEAD SCIENCES           COM   375558103    11056     150520   SH         SOLE       NONE      11056
CVS CAREMARK              COM   126650100     6814     140941   SH         SOLE       NONE       6814
STRYKER                   COM   863667101     7107     129645   SH         SOLE       NONE       7107
QUALCOMM                  COM   747525103     7435     120185   SH         SOLE       NONE       7435
SCHLUMBERGER              COM   806857108     7389     106622   SH         SOLE       NONE       7389
CABOT MICROELECTRN        COM   12709P103     3730     105036   SH         SOLE       NONE       3730
SPDR GOLD TRUST           COM   78463V107    15856      97866   SH         SOLE       NONE      15856
STATE STREET              COM   857477103     3873      82390   SH         SOLE       NONE       3873
EXXON MOBIL               COM   30231G102     5745      66383   SH         SOLE       NONE       5745
UNITED TECHNOLOGIES       COM   913017109     5022      61236   SH         SOLE       NONE       5022
CONOCOPHILLIPS            COM   20825C104     2680      46222   SH         SOLE       NONE       2680
MONSANTO                  COM   61166W101     4299      45425   SH         SOLE       NONE       4299
ISHARES S&P GLBL CLN      COM   464288224      212      29500   SH         SOLE       NONE        212
PROCTER & GAMBLE          COM   742718109     1668      24575   SH         SOLE       NONE       1668
JPMORGAN CHASE & CO       COM   46625H100     1059      24077   SH         SOLE       NONE       1059
GENERAL ELECTRIC          COM   369604103      359      17085   SH         SOLE       NONE        359
CHUBB                     COM   171232101     1255      16665   SH         SOLE       NONE       1255
CHEVRON                   COM   166764100     1606      14855   SH         SOLE       NONE       1606
BP ADR                    COM   055622104      538      12920   SH         SOLE       NONE        538
PFIZER                    COM   717081103      301      12000   SH         SOLE       NONE        301
VANGUARD MSCI ERG MK      COM   922042858      494      11100   SH         SOLE       NONE        494
INT'L BUSINESS MACH       COM   459200101     1305       6812   SH         SOLE       NONE       1305
JOHNSON & JOHNSON         COM   478160104      427       6090   SH         SOLE       NONE        427
ISHARES MSCI EAFE IX      COM   464287465      341       5996   SH         SOLE       NONE        341
AMGEN                     COM   031162100      500       5800   SH         SOLE       NONE        500
APPLE                     COM   037833100      966       1815   SH         SOLE       NONE        966
S&P DEPOSITARY RECPT      COM   78462F103      209       1465   SH         SOLE       NONE        209


